Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable Net [Abstract]
Accounts Receivable Lessen By Provision for Doubtful Receivables
	December 31, 2019	December 31, 2018
Accounts receivable	$12,786	$15,931
Less: Provision for doubtful accounts	(1,495)	(1,495)

Accounts receivable, net	$11,291	$14,436

Changes To Provisions For Doubtful Receivables
Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2019	$(1,495)	$—	$—	$(1,495)
Year ended December 31, 2018	$(1,495)	$—	$—	$(1,495)
Year ended December 31, 2017	$—	$(1,495)	$—	$(1,495)